Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Jul. 18, 2016
Document Effective Date	Jul. 19, 2016
Prospectus Date	Jul. 19, 2016
Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BELSX